UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6537
Van Kampen Trust For Investment Grade New York Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 171.8%
	New York 163.2%
$1,000	Albany, NY Indl Dev Agy Civic Fac Rev Saint Peters Hosp Proj, Ser D	5.750%	11/15/27	$1,015,580
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser A (AMBAC Insd)	5.750	08/01/25	1,030,620
1,000	Amherst, NY Indl Dev Agy Civic Fac Rev UBF Fac Student Hsg, Ser B (AMBAC Insd)	5.750	08/01/30	1,023,600
6,700	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	*	07/15/34	1,323,920
825	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	849,370
825	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	845,996
950	Dutchess Cnty, NY Indl Dev Agy Civic Fac Rev Elant Fishkill Inc, Ser A	5.250	01/01/37	690,127
2,400	East Rochester, NY Hsg Auth Rev Sr Living Woodland Vlg Proj Rfdg	5.500	08/01/33	1,957,032
1,000	Erie Cnty, NY Pub Impt, Ser C (AMBAC Insd) (Prerefunded @ 7/01/10)	5.500	07/01/29	1,032,760
2,150	Essex Cnty, NY Indl Dev Agy Rev Intl Paper Rfdg, Ser A (AMT)	5.200	12/01/23	2,041,167
1,500	Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac	5.000	10/01/30	1,528,815

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	Hempstead Town, NY Indl Dev Agy Civic Fac Rev Adelphi Univ Civic Fac	5.500%	06/01/32	$2,032,700
1,655	Hempstead Town, NY Loc Dev Corp Rev Molloy College Proj	5.750	07/01/39	1,659,684
2,000	Islip, NY Res Recovery Agy Rev 1985 Fac, Ser B (AMBAC Insd) (AMT)	7.250	07/01/11	2,155,840
1,500	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser B	5.000	12/01/35	1,516,950
1,975	Long Island Pwr Auth NY Elec Sys Rev Gen, Ser E	5.000	12/01/17	2,169,063
1,860	Long Island Pwr Auth NY Elec Sys Rev, Ser A	6.250	04/01/33	2,144,580
1,000	Long Island Pwr Auth NY Elec Sys Rev, Ser A (AMBAC Insd)	5.000	09/01/34	1,011,390
1,620	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Colgate Univ Proj, Ser A (AMBAC Insd)	5.000	07/01/35	1,646,066
750	Madison Cnty, NY Indl Dev Agy Civic Fac Rev Oneida Hlth Sys Inc Proj, Ser A	5.500	02/01/32	669,277
1,000	Madison Cnty, NY Indl Dev Agy Morrisville St College Fndtn, Ser A (CIFG Insd)	5.000	06/01/28	955,970
1,535	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/27	1,668,376
4,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (AMBAC Insd)	5.500	11/15/19	4,340,080
10,000	Metropolitan Trans Auth NY Rev, Ser B (BHAC Insd) (a)	5.000	11/15/31	10,386,200

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,500	Montgomery Cnty, NY Indl Dev Agy Lease Rev HFM Boces, Ser A (Syncora Gtd)	5.000%	07/01/34	$1,321,140
2,935	Nassau Cnty, NY Gen Impt, Ser C (AGL Insd)	5.000	10/01/27	3,180,601
5,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	4,507,950
5,000	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	4,291,900
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,030,860
3,375	New York City Indl Dev Agy Rev Liberty Iac/Interactive Corp.	5.000	09/01/35	2,694,397
2,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AGL Insd)	6.500	01/01/46	2,228,960
2,000	New York City Indl Dev Agy Rev Queens Baseball Stadium Pilot (AMBAC Insd)	5.000	01/01/36	1,849,660
2,445	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/21	2,626,566
500	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/25	523,735
1,500	New York City Indl Dev Agy Spl Fac Rev NY Stk Exchange Proj Rfdg, Ser A	5.000	05/01/29	1,563,090

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,710	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500%	01/01/19	$3,794,365
3,000	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500	01/01/20	3,054,420
5,750	New York City Indl Dev Agy Spl Fac Rev Term One Group Assn Proj (AMT) (b)	5.500	01/01/21	5,839,642
1,320	New York City Indl Dev Civic Fac Rev YMCA Gtr NY Proj	5.800	08/01/16	1,322,231
1,500	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser FF-2	5.500	06/15/40	1,644,915
10,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser C (a)	5.000	06/15/31	10,317,900
12,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/37	12,288,960
3,300	New York City, Ser F1	5.500	11/15/28	3,607,428
2,000	New York City, Ser G	5.000	12/01/25	2,098,760
1,300	New York City, Ser G	5.000	12/01/26	1,361,854
10,000	New York City, Subser I-1 (a)	5.000	02/01/26	10,567,000
10,000	New York City, Subser L-1 (a)	5.000	04/01/27	10,533,900
1,500	New York City Tr Cultural Res Rev Carnegie Hall, Ser A	5.000	12/01/39	1,511,505
10,890	New York City Transitional Cultural Res Rev Amern Museum Nat History Rfdg, Ser A (NATL Insd) (a)	5.000	07/01/44	11,031,679
2,950	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-1	5.500	07/15/38	3,155,615

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,350	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-2	6.000%	07/15/33	$1,515,793
4,500	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/27	4,815,045
1,000	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,045,030
1,000	New York St Dorm Auth Lease Rev Master Boces Pgm, Ser A (AGM Insd)	5.250	08/15/17	1,056,510
2,200	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.000	07/01/27	2,077,614
2,000	New York St Dorm Auth Rev Catholic Hlth L.I. Oblig Group	5.100	07/01/34	1,837,800
3,000	New York St Dorm Auth Rev City Univ Cons Third, Ser 1 (FGIC Insd)	5.250	07/01/25	3,038,580
3,125	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,532,469
2,500	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,696,850
1,670	New York St Dorm Auth Rev Dept Ed	5.250	07/01/19	1,801,863
2,500	New York St Dorm Auth Rev Dept Hlth, Ser A (CIFG Insd)	5.000	07/01/25	2,565,500
2,300	New York St Dorm Auth Rev Hosp (NATL Insd)	5.000	08/01/33	2,321,689
2,340	New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375	07/01/23	2,370,116

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)	6.500%	07/01/10	$1,013,040
1,720	New York St Dorm Auth Rev Insd John T Mather Mem Hosp Rfdg (Connie Lee Insd)	6.500	07/01/11	1,788,250
3,750	New York St Dorm Auth Rev Mem Sloan Kettering Cancer Center (NATL Insd)	5.500	07/01/23	4,350,900
6,000	New York St Dorm Auth Rev Non St Supported Debt Court Fac Lease NYC Issue, Ser A (AMBAC Insd)	5.500	05/15/30	6,499,560
2,000	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.000	07/01/35	1,293,260
2,525	New York St Dorm Auth Rev Non St Supported Debt Insd Providence Rest (ACA Insd)	5.125	07/01/30	1,771,010
600	New York St Dorm Auth Rev Non St Supported Debt Insd-pratt Inst, Ser C (AGL Insd)	5.125	07/01/39	615,534
2,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/34	1,925,640
4,000	New York St Dorm Auth Rev Non St Supported Debt L.I. Jewish, Ser A	5.000	11/01/26	4,002,640
1,750	New York St Dorm Auth Rev Non St Supported Debt Mount Sinai Sch Of Medicine	5.125	07/01/39	1,740,708

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$5,000	New York St Dorm Auth Rev Non St Supported Debt NYU Hosp Ctr, Ser A	5.000%	07/01/36	$4,480,950
1,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	933,140
3,000	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	3,052,050
2,000	New York St Dorm Auth Rev Non St Supported Debt Sch Dist Bd Fin Prog, Ser D (AGL Insd)	5.750	10/01/24	2,215,580
2,870	New York St Dorm Auth Rev Non St Supported Debt NY Univ, Ser C	5.000	07/01/38	2,949,298
1,585	New York St Dorm Auth Rev Secondarily Insd NY Univ, Ser 1 (BHAC Insd)	5.500	07/01/31	1,841,421
2,205	New York St Dorm Auth Rev St Supported Debt Lease St Univ Dorm Fac, Ser A	5.000	07/01/25	2,327,377
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc Fac Impt, Ser A (AGM Insd)	5.000	02/15/27	2,111,640
2,000	New York St Dorm Auth Rev St Supported Debt Mental Hlth Svc, Ser C (AGM Insd) (AMT)	5.250	02/15/28	2,012,260
1,000	New York St Dorm Auth Rev St Univ Ed Fac 1989 Res (NATL Insd) (Prerefunded @ 5/15/10)	6.000	05/15/15	1,027,310

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$3,600	New York St Dorm Auth Rev St Univ Ed Fac, Ser A (NATL Insd)	5.250%	05/15/15	$4,059,576
5,010	New York St Dorm Auth Rev St Univ Ed Fac, Ser B	5.250	05/15/19	5,548,826
2,150	New York St Dorm Auth St Pers Income Tax Rev Ed, Ser B	5.750	03/15/36	2,396,949
300	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr Revolving Fd, Ser A (POL CTL-SRF Insd) (c)	5.750	06/15/12	335,940
500	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd) (c)	5.750	06/15/12	558,890
95	New York St Environmental Fac Corp Pollutn Ctl Rev St Wtr, Ser 02 (POL CTL-SRF Insd)	5.750	06/15/12	105,974
1,000	New York St Environmental Fac Corp St Clean Wtr & Drinking Revolving Fd Muni Wtr Proj, Ser B	5.250	06/15/20	1,082,660
2,100	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (a)	5.125	06/15/38	2,214,219
1,555	New York St Mtg Agy Rev Homeowner Mtg, Ser 145 (AMT)	5.050	10/01/29	1,556,742
840	New York St Mtg Agy Rev Homeowner Mtg, Ser 71 (AMT)	5.400	04/01/29	841,210
2,500	New York St Twy Auth Gen Rev, Ser H (NATL Insd)	5.000	01/01/29	2,584,125

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York St Twy Auth Second Gen Hwy & Brdg Tr Fd, Ser B	5.000%	04/01/27	$2,133,160
1,250	New York St Urban Dev Corp Rev Correctional Fac Rfdg	5.500	01/01/13	1,323,288
4,650	New York St Urban Dev Corp Rev Correctional Fac Rfdg, Ser A	5.500	01/01/14	4,996,937
2,000	New York St Urban Dev Corp Rev Svc Contract, Ser B	5.250	01/01/25	2,146,140
3,570	Niagara Falls, NY Frontier Auth Trans Arpt Rev Buffalo Niagara Intl Arpt, Ser A (NATL Insd) (AMT)	5.625	04/01/29	3,576,712
1,060	Niagara Falls, NY Wtr Treatment Plant (NATL Insd) (AMT)	7.250	11/01/10	1,115,703
1,520	Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth Med, Ser B	6.000	12/01/19	1,430,518
35,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	36,098,650
2,000	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/22	2,050,960
2,500	Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Term 6 (NATL Insd) (AMT)	5.750	12/01/25	2,499,750
10,000	Porth Auth NY & NJ Cons 152nd (a)	5.000	11/01/25	10,026,100
1,000	Rockland Cnty, NY Solid Waste Mgmt Auth, Ser B (AMBAC Insd) (AMT)	5.125	12/15/28	980,390

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	Saratoga Cnty, NY Indl Dev Agy Civic Fac Rev Saratoga Hosp Proj, Ser B	5.125%	12/01/27	$957,640
1,500	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (GTY AGMT) (AMT) (b)(d)	6.625	10/01/35	1,501,170
1,250	Sodus, NY Ctr Sch Dist Rfdg (NATL Insd)	5.125	06/15/17	1,356,663
2,085	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastrn Long Island Hosp Assn (d)	5.375	01/01/27	1,561,582
15	Triborough Brdg & Tunl Auth NY Rev Gen Purp, Ser A	5.000	01/01/32	15,166
2,340	Tsasc, Inc NY, Ser 1	5.000	06/01/34	1,935,905
10,000	Tsasc, Inc NY, Ser 1	5.125	06/01/42	8,071,600
1,000	United Nations Dev Corp NY Rev Rfdg, Ser A	5.000	07/01/25	1,052,140
1,360	Warren & Washington Cnty, NY Indl Dev Agy Civic Fac Rev Glens Falls Hosp Proj, Ser A (AGM Insd)	5.000	12/01/35	1,344,345
5,000	Westchester Cnty, NY Indl Dev Agy Continuing Care Retirement Mtg Kendal on Hudson Proj, Ser A (Prerefunded @ 1/01/13)	6.500	01/01/34	5,754,750
7,000	Westchester Tob Asset Sec Corp NY	5.125	06/01/45	5,616,590

				352,101,593

	Guam 0.6%
750	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	758,123

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Guam (continued)
$500	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750%	12/01/34	$507,080

				1,265,203

	Puerto Rico 5.1%
1,225	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	1,206,074
1,000	Puerto Rico Elec Pwr Auth Rev, Ser TT	5.000	07/01/37	952,680
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	989,280
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,499,940
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	1,055,070
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	86,624
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,625,950
945	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (e)	5.375	08/01/39	933,282
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	6.375	08/01/39	1,600,725

				10,949,625

	U.S. Virgin Islands 2.9%
1,500	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,529,730

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands (continued)
$3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125%	10/01/29	$3,149,400
1,600	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	1,689,952

				6,369,082

Total Long-Term Investments 171.8% (Cost $366,406,683)				370,685,503

Total Short-Term Investments 1.3% (Cost $2,800,000)				2,800,000

Total Investments 173.1% (Cost $369,206,683)				373,485,503

Liability for Floating Rate Note Obligations Related to Securities Held (30.7%) (Cost ($66,235,000))
(66,235)	Notes with interest rates ranging from 0.18% to 0.29% at January 31, 2010 and contractual maturities of collateral ranging from 2025 to 2044 (f)			(66,235,000)

Total Net Investments 142.4% (Cost $302,971,683)				307,250,503

Other Assets in Excess of Liabilities 1.3%				2,740,795

Preferred Shares (including accrued distributions) (43.7%)				(94,255,693)

Net Assets Applicable to Common Shares 100.0%				$215,735,605

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security purchased on a when-issued or delayed delivery basis.

(f)	Floating rate notes. The interest rate shown reflects the rate in effect at January 31, 2010.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
CIFG — CDC IXIS Financial Guaranty
Comwth — Commonwealth of Puerto Rico
Connie Lee — Connie Lee Insurance Co.
FGIC — Financial Guaranty Insurance Co.
GTY AGMT — Guarantee Agreement
NATL — National Public Finance Guarantee Corp.
POL CTL-SRF — State Water Pollution Control Revolving Fund
Syncora Gtd — Syncora Guaranteed Inc.

Van Kampen Trust for Investment Grade New York Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures” (ASC 820) (formally known as FAS 157) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Investments	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds
Securities Issued by states of the United States and Political Subdivisions of the United States	$—	$372,220,300	$—	$372,220,300
Seurities Issued by Foreign Governments	—	1,265,203	—	1,265,203

Total Investments in an Asset Position	$—	$373,485,503	$—	$373,485,503

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010